Commitments and Contingencies - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 04, 2022	Mar. 10, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Operating lease, weighted average discount rate			8.00%	8.00%
Operating lease, weighted average lease term			1 year 6 months	1 year 6 months
Operating cash flows used for operating leases				$ 196,000	$ 136,000
Lease cost				$ 201,000	139,000
Losses on indemnification agreement			$ 0
Insurance recovery receivable					136,250
Woburn, Massachusetts
Loss Contingencies [Line Items]
Lessee, operating lease, option to extend				On March 10, 2021, the Company extended the lease agreement through June 30, 2024 at a monthly lease rate of $12 thousand, subject to annual increases in January based on changes in the consumer price index. On March 4, 2022, the Company executed the first amendment to the Woburn Lease (the “Amendment”) which increased the size of the leased office and laboratory space with an aggregate monthly lease payment to $18 thousand, subject to annual increases beginning in November 2022 based on the consumer price index
Lessee, operating lease, existence of option to extend [true false]		true
Lease expiration date		Jun. 30, 2024
Monthly lease rate	$ 18,000	$ 12,000
Business Email Compromise Fraud
Loss Contingencies [Line Items]
Business email compromise fraud losses, period of occurrence				In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties
Loss on business email compromise fraud				$ 590,000	$ 136,000
Business email compromise fraud, net loss				$ 426,000